Other Long-Term Assets (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Discontinued operations [member]
Disclosure of fair value measurement of assets [line items]
Amortization	$ 38	$ 47